CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
NET REVENUE	R$ 34,463	R$ 33,646	R$ 25,228
OPERATING COSTS
Cost of energy and gas	(20,020)	(21,449)	(14,942)
Infrastructure and construction cost	(3,536)	(2,036)	(1,581)
Operating costs	(4,095)	(3,438)	(3,322)
TOTAL COST	(27,651)	(26,923)	(19,845)
GROSS INCOME	6,812	6,723	5,383
OPERATING EXPENSES
Expected credit losses	(109)	(144)	(147)
General and administrative expenses	(789)	(572)	(583)
Other operating expenses	(1,125)	(598)	(857)
Total Operating expenses	(2,023)	(1,314)	(1,587)
Periodic Tariff Revision, net		215	502
Renegotiation of hydrological risk (Law 14,052/20), net		1,032
Gains arising from the sale of non-current asset held for sale, net	52	109
Bargain purchase	5	4	51
Share of income, net, of affiliates, subsidiaries and joint ventures	845	182	357
Operating income before financial income (expenses) and taxes	5,686	6,951	4,706
Finance income	1,500	844	2,445
Finance expenses	(3,066)	(3,096)	(3,350)
Total financial income and expenses	(1,566)	(2,252)	(905)
Income before income tax and social contribution tax	4,120	4,699	3,801
Current income tax and social contribution tax	(950)	(1,156)	(684)
Deferred income tax and social contribution tax	924	210	(252)
NET INCOME FOR THE YEAR	4,094	3,753	2,865
Total of net income for the year attributed to:
Equity holders of the parent	4,092	3,751	2,864
Non-controlling interests	2	2	1
Total net income for the year	R$ 4,094	R$ 3,753	R$ 2,865
Basic and diluted earnings per preferred share - R$	R$ 1.86	R$ 1.70	R$ 1.30
Basic and diluted earnings per common share - R$	R$ 1.86	R$ 1.70	R$ 1.30